COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	67,589	6,000	300
Value of shares to be issued	$ 595,981	$ 42,000	$ 1,500
Stock Issued for Cash from Warrant Exercises at $5.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	600	3,600
Value of shares to be issued	$ 3,000	$ 18,000
Stock to be Issued for Cash at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	0	2,400	0
Value of shares to be issued	$ 0	$ 24,000	$ 0
Stock to be Issued for Servces at $7.50 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	569	0
Value of shares to be issued	$ 4,262	$ 0
Stock to be Issued for Convertion of Notes at $8.50 [Member
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	22,133	0
Value of shares to be issued	$ 188,133	$ 0
Stock to be Issued for Conversion of Notes at $9.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	42,287	0
Value of shares to be issued	$ 380,583	$ 0
Stock to be Issued for Deposits at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	1,177	0
Value of shares to be issued	$ 11,766	$ 0
Stock to be ISsued for Convertible Notes at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	823	0
Value of shares to be issued	$ 8,234	$ 0
Common Stock To Be Issued [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	67,589	6,000	300
Value of shares to be issued	$ 595,978	$ 42,000	$ 1,500